Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Preferred Shares	Common Shares	Additional Paid-in Capital	Accumulated deficit
Beginning Balance at Dec. 31, 2013	$ 12,793			$ 185,032	$ (172,239)
Beginning Balance (in shares) at Dec. 31, 2013		56,000	100
Net loss	(12,688)				(12,688)
Stock compensation expense	637			637
Cashless warrants exercised
Cashless warrants exercised, Shares
Beneficial conversion feature	164			164
Common stock issued for convertible notes	128			128
Common stock issued for convertible notes, shares			288
Series D Preferred stock issued for cash	23,969			23,969
Series D Preferred stock issued for cash, Shares		250,000
Series D Preferred stock converted into common stock
Series D Preferred stock converted into common stock, Shares		(241,840)
Series C Preferred stock converted into common stock
Series C Preferred stock converted into common stock, Shares		(56,000)
Ending Balance at Dec. 31, 2014	25,004			209,930	(184,927)
Ending Balance, Shares at Dec. 31, 2014		8,160	388
Net loss	(52,949)				(52,949)
Stock compensation expense	898			898
Cashless warrants exercised
Cashless warrants exercised, Shares			120
Stock issued in settlement of liabilities	1,004			1,004
Stock issued for settlement of liability, Shares
Common stock issued for convertible notes	9,282			9,282
Common stock issued for convertible notes, shares			120
Ending Balance at Dec. 31, 2015	(16,760)			221,114	(237,874)
Ending Balance, Shares at Dec. 31, 2015		8,160	628
Net loss	(20,511)				(20,511)
Stock compensation expense	206			206
Cashless warrants exercised	214			214
Cashless warrants exercised, Shares			23,020
Stock issued for Management	287			287
Common stock issued for convertible notes	2,971			2,971
Common stock issued for convertible notes, shares			144,564
Ending Balance at Dec. 31, 2016	$ (33,593)			$ 224,792	$ (258,385)
Ending Balance, Shares at Dec. 31, 2016		8,160	168,212